Cash and cash equivalents	3 Months Ended
Mar. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents

6	Cash and cash equivalents

	March 31, 2024	December 31, 2023

Cash and banks	27,042	31,187
Cash equivalents	1,992,349	807,297
Total	2,019,391	838,484

Cash and cash equivalents include cash, bank deposits, and high-liquidity short-term financial investments, mainly represented by repurchase agreements, fund shares (accruing CDI interest rates), and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

As of March 31, 2024, the average yield of cash equivalents corresponded to 96.67% of CDI (96.25% as of December 31, 2023).